UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
		  	    Washington, D.C.  20549

			           FORM 13F

			      FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):  [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     7x7 Asset Management LLC
Address:  100 Pine Street, Suite 1950
          San Francisco, CA  94111

Form 13F File Number:  028-12134

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Douglas K. Lee
Title:    Manager
Phone:    415-249-6800

Signature, Place and Date of Signing:


    /s/ Douglas K. Lee           San Francisco, CA        August 12, 2009
---------------------------   ------------------------   -----------------
        [Signature]                 [City, State]             [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $292,225 [thousands]



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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7x7 ASSET MANAGEMENT LLC
FORM 13F INFORMATION TABLE - SECOND QUARTER 2009
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                              TITLE                              SHARES/
                               OF                       VALUE   PRINCIPAL  SH/ PUT/ INVSMT  OTH       VOTING AUTHORITY
    NAME OF ISSUER            CLASS            CUSIP   (x$1000)   AMOUNT   PRN CALL DSCRTN  MGRS     SOLE  SHARED  NONE
=======================================================================================================================

AMAZON COM INC                 COM           023135106  10,458    125,000  SH        SOLE   N/A    125,000
AMKOR TECHNOLOGY INC           COM           031652100   6,752  1,430,459  SH        SOLE   N/A  1,430,459
APPLE INC                      COM           037833100   3,561     25,000  SH        SOLE   N/A     25,000
ATHEROS COMMUNICATIONS INC     COM           04743P108  17,797    925,000  SH        SOLE   N/A    925,000
CITRIX SYS INC                 COM           177376100   1,142     35,807  SH        SOLE   N/A     35,807
CORNING INC                    COM           219350105  21,280  1,325,000  SH        SOLE   N/A  1,325,000
CYPRESS SEMICONDUCTOR CORP     COM           232806109  11,500  1,250,000  SH        SOLE   N/A  1,250,000
EBAY INC                       COM           278642103   9,850    575,000  SH        SOLE   N/A    575,000
F5 NETWORKS INC                COM           315616102   8,653    250,000  SH        SOLE   N/A    250,000
GSI COMMERCE INC               COM           36238G102     855     60,000  SH        SOLE   N/A     60,000
GOOGLE INC                     CL A          38259P508  14,756     35,000  SH        SOLE   N/A     35,000
INTEGRATED DEVICE TECHNOLOGY   COM           458118106  18,271  3,025,000  SH        SOLE   N/A  3,025,000
ISHARES TR                     RUSSELL 2000  464287655   2,760     20,000  SH  PUT   SOLE   N/A          0
LG DISPLAY CO LTD              SPONS ADR REP 50186V102   4,922    394,100  SH        SOLE   N/A    394,100
LATTICE SEMICONDUCTOR CORP     COM           518415104   8,385  4,460,000  SH        SOLE   N/A  4,460,000
MICREL INC                     COM           594793101  13,542  1,850,000  SH        SOLE   N/A  1,850,000
MICROSOFT CORP                 COM           594918104  15,451    650,000  SH        SOLE   N/A    650,000
NATIONAL SEMICONDUCTOR CORP    COM           637640103  10,668    850,000  SH        SOLE   N/A    850,000
NVIDIA CORP                    COM           67066G104  14,113  1,250,000  SH        SOLE   N/A  1,250,000
O2MICRO INTERNATIONAL LTD      SPONS ADR     67107W100     699    139,868  SH        SOLE   N/A    139,868
ORACLE CORP                    COM           68389X105   9,639    450,000  SH        SOLE   N/A    450,000
POWER INTEGRATIONS INC         COM           739276103     595     25,000  SH        SOLE   N/A     25,000
RIVERBED TECHNOLOGY INC        COM           768573107  13,334    575,000  SH        SOLE   N/A    575,000
SPDR TR                        UNIT SER 1    78462F103   1,675     25,000  SH  PUT   SOLE   N/A          0
STEC INC                       COM           784774101     232     10,000  SH        SOLE   N/A     10,000
SALESFORCE COM INC             COM           79466L302   4,390    115,000  SH        SOLE   N/A    115,000
SEAGATE TECHNOLOGY             SHS           G7945J104   4,279    409,100  SH        SOLE   N/A    409,100
TERADYNE INC                   COM           880770102   9,776  1,425,000  SH        SOLE   N/A  1,425,000
TIBCO SOFTWARE INC             COM           88632Q103   3,047    425,000  SH        SOLE   N/A    425,000
VARIAN SEMICONDUCTOR EQUIPMN   COM           922207105  13,794    575,000  SH        SOLE   N/A    575,000
VOLTERRA SEMICONDUCTOR CORP    COM           928708106  12,483    950,000  SH        SOLE   N/A    950,000
WESTERN DIGITAL CORP           COM           958102105  11,925    450,000  SH        SOLE   N/A    450,000
YINGLI GREEN ENERGY HLDG CO    ADR           98584B103   1,558    115,000  SH        SOLE   N/A    115,000
ZORAN CORP                     COM           98975F101  10,083    925,000  SH        SOLE   N/A    925,000
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